Summary of Significant Accounting Policies (Policies)		9 Months Ended		12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Use of Estimates
Use of Estimates
The preparation of these condensed consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the condensed consolidated financial statements, as well as the reported revenues and expenses incurred during the reporting periods. The Company’s estimates are based on its historical experience and on various other factors that the Company believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The Company’s critical accounting estimates and assumptions are evaluated on an ongoing basis including those related to the: (i) allowance for unrecoverable advances; (ii) realization of tax assets and estimates of tax liabilities; (iii) valuation of equity securities; (iv) fair value of derivatives; and (v) valuation of note payable and warrant liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Use of Estimates
The preparation of these consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as the reported revenues and expenses incurred during the reporting periods. The Company’s estimates are based on its historical experience and on various other factors that the Company believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The Company’s critical accounting estimates and assumptions are evaluated on an ongoing basis including those related to the: (i) allowance for unrecoverable advances; (ii) realization of tax assets and estimates of tax liabilities; (iii) valuation of equity securities; and (iv) fair value of the derivative related to the Company’s 2018 convertible notes. Actual results may differ from these estimates under different assumptions or conditions.

Cash and Cash Equivalents				Cash and Cash Equivalents The Company classifies all highly liquid instruments with an original maturity of three months or less as cash equivalents.
Net Loss per Common Share
Net (Loss) Income Per Share Attributable to Stockholders
The Company has five classes of participating securities (Series A preferred stock, par value $0.000001 per share (“Series A Preferred Shares”), Series
B-1
preferred stock, par value $0.000001 per share (“Series
B-1
Preferred Shares”), and Series
B-2
preferred stock, par value $0.000001 per share (“Series
B-2
Preferred Shares”) and, together with the Series A Preferred Shares and the Series
B-1
Preferred Shares, the “Preferred Stock”), unvested Restricted Stock Awards (“RSA”) and early exercised stock options) issued and outstanding as of September 30,

2021 and 2020. The Company used the
two-class
method to compute net (loss) income per common share, because it had issued multiple classes of participating securities. The two-class
method requires earnings for the period to be allocated between multiple classes of participating securities based upon their respective rights to receive distributed and undistributed earnings. The Company used the two-class
method to compute net (loss) income per common share. Losses are not attributed to participating securities as holders of Preferred Stock, unvested RSAs, and early exercise stock options are not contractually obligated to share in the Company’s losses.
Basic net (loss) income attributable to holders of Common Stock per share is calculated by dividing net (loss) income attributable to holders of Common Stock by the weighted-average number of shares outstanding, excluding shares issued in relation to unvested RSAs and vested early exercise options funded by non-recourse
notes (refer to Note 12
Related-Party Transactions
for further details on the Company’s Loans to Stockholders).
Diluted net (loss) income per share attributable to holders of Common Stock adjusts the basic net (loss) income per share attributable to stockholders and the weighted-average number of shares outstanding for the potentially dilutive impact of stock options, warrants and restricted stock using the treasury stock method and convertible preferred stock using the as-if-converted
method.
The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share attributable to holders of Common Stock (in thousands, except share data):

	For the Nine Months September 30,
	2021	2020
	(unaudited)
Numerator
Net (loss) income	$(4,801)	$27,653
Less: noncumulative dividend to convertible preferred stockholders	—	(6,464)
Less: undistributed earnings to participating securities	—	(13,756)

Net (loss) income attributed to common stockholders—Basic	(4,801)	7,433
Add: undistributed earnings reallocated to common stockholders	—	732

Net (loss) income attributed to common stockholders—Diluted	$(4,801)	$8,165
Denominator
Weighted average shares of common stock—basic	100,176,295	88,943,115
Dilutive effect of equity incentive awards	—	10,421,439

Weighted average shares of common stock—diluted	100,176,295	99,364,554
Net (loss) income per share
Basic	$(0.05)	$0.08
Diluted	$(0.05)	$0.08
The following potentially dilutive shares were excluded from the computation of diluted net (loss) income per share for the periods presented because including them would have been antidilutive:

	For the Nine Months September 30,
	2021	2020
	(unaudited)
Equity incentive awards	28,364,683	18,120,547
Convertible preferred stock	150,534,600	150,534,600
Series B-1 warrants	1,722,640	—

Total	180,621,923	168,655,147

Net Loss (Income) Per Share Attributable to Stockholders
The Company has five classes of participating securities (Series A preferred stock, par value $0.000001 per share (“Series A Preferred Shares”), Series
B-1
preferred stock, par value $0.000001 per share (“Series
B-1
Preferred Shares”), and Series
B-2
preferred stock, par value $0.000001 per share (“Series
B-2
Preferred Shares”) and, together with the Series A Preferred Shares and the Series
B-1
Preferred Shares, the “Preferred Stock”), unvested RSAs and early exercised stock options) issued and outstanding as of December 31, 2020 and 2019. The Company used the two-class
method to compute net loss (income) per common share, because it had issued multiple classes of participating securities. The two-class
method requires losses (earnings) for the period to be allocated between multiple classes of participating securities based upon their respective rights to receive distributed and undistributed losses (earnings). The Company used the two-class
method to compute net loss (income) per common share. Losses are not attributed to participating securities as holders of Preferred Stock, unvested RSAs, and early exercise stock options are not contractually obligated to share in the Company’s losses.
Basic net loss (income) attributable to holders of Common Stock per share is calculated by dividing net loss (income) attributable to holders of Common Stock by the weighted-average number of shares outstanding, excluding shares issued in relation to unvested RSAs and vested early exercise options funded by non-recourse
notes (refer to Note 15 Related-Party Transactions for further details on the Company’s Loans to Stockholders).
Diluted net loss (income) per share attributable to holders of Common Stock adjusts the basic net loss per share attributable to stockholders and the weighted-average number of shares outstanding for the potentially dilutive impact of stock options and restricted stock using the treasury stock method and convertible preferred stock using the as-if-converted
method.
The following table sets forth the computation of the Company’s basic and diluted net loss (income) per share attributable to holders of Common Stock (in thousands, except share data):

	For the Year Ended December 31,
	2020	2019
Numerator
Net (loss) income	$(6,957)	$787
Less: noncumulative dividend to convertible preferred stockholders	—	(787)

Net (loss) income attributed to common stockholders—Basic	(6,957)	—
Add back: undistributed earnings allocated to noncumulative dividend to convertible preferred stockholders	—	2,694
Less: non-cumulative dividend to convertible preferred stockholders	—	(2,694)

Net (loss) income attributed to common stockholders—Diluted	(6,957)	—
Denominator
Weighted average shares of common stock—basic	90,986,048	76,918,167
Dilutive effect of equity incentive awards	—	33,647,099
Dilutive effect of Series A convertible stock	—	133,216,940
Dilutive effect of Series B-2 convertible stock	—	3,991,610

Weighted average shares of common stock—diluted	90,986,048	247,773,816
Net (loss) income per share
Basic	$(0.08)	$0.00
Diluted	$(0.08)	$0.00
The following potentially dilutive shares were excluded from the computation of diluted net loss (income) per share for the periods presented because including them would have been antidilutive:

	For the Year Ended December 31,
	2020	2019
Equity incentive awards	23,352,837	4,611,850
Convertible preferred stock	150,534,600	13,326,050

Total	173,887,437	17,937,900

Income Taxes
Income Taxes
The Company follows ASC 740,
Income Taxes
(“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more-likely-than-not
that the asset will not be realized.
ASC 740 provides that a tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not
that the position will be sustained in a court of last resort, based on the technical merits. If more-likely-than-not,
the amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination, including compromise settlements. For tax positions not meeting the more-likely-than-not
threshold, no tax benefit is recorded. The Company has estimated approximately $
0.1
million of uncertain tax positions as of September 30, 2021 and December 31, 2020, related to state income taxes.
The Company’s policy is to recognize interest expense and penalties accrued on any unrecognized tax benefits as a component of income tax expense within the statement of operations. The Company recognized approximately $0.004 million and $0 of interest expense and penalties as a component of income tax expense during the nine months ended September 30, 2021 and 2020, respectively. There was approximately $0.006 million and $0.003 million of accrued interest expense and penalties as of September 30, 2021 and December 31, 2020, respectively.

Income Taxes
The Company follows ASC 740,
Income Taxes
(“ASC 740”), which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more-likely-than-not
that the asset will not be realized.
ASC 740 provides that a tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not
that the position will be sustained in a court of last resort, based on the technical merits. If more-likely-than-not,
the amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination, including compromise settlements. For tax positions not meeting the more-likely-than-not
threshold, no tax benefit is recorded. The Company has estimated $0.1 million of uncertain tax positions as of December 31, 2020, related to state income taxes. The Company had no unrecognized tax benefits as of December 31, 2019.
The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense within the statement of operations. The Company recognized $0.003 million of interest expense as a component of income tax expense during the year ended December 31, 2020. There was no interest or penalties recognized as a component of income tax expense for the year ended December 31, 2019. There was $0.003 million of accrued interest as of December 31, 2020, and no accrued interest or penalties as of December 31, 2019.

Concentration of Credit Risk
Concentration of Risk
Financial instruments, which potentially subject the Company to concentrations of credit risk, principally consist of cash and cash equivalents, restricted cash, Member cash advances, and accounts receivable. The Company’s cash and cash equivalents and restricted cash in excess of the Federal Deposit Insurance Corporation (“FDIC”) insured limits were approximately $4.6 million and $5.7 million at December 31, 2020 and 2019, respectively. Also, the Company does not believe its marketable securities are exposed to any significant credit risk due to the quality and nature of the securities in which the money is held. Pursuant to the Company’s internal investment policy, investments must be rated
A-1/P-1
or better by Standard and Poor’s Rating Service and Moody’s Investors Service at the time of purchase.
No Member individually exceeded 10% or more of the Company’s Member cash advances balances as of December 31, 2020 and 2019.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC 820,
Fair Value Measurement
(“ASC 820”), provides a single definition of fair value and a common framework for measuring fair value as well as disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid by a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active for identical or similar assets and liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Valuations are based on inputs that are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
Following are the major categories of assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) (in thousands):

September 30, 2021	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$13,755	$—	$—	$13,755
Derivative asset on loans to stockholders	—	—	33,505	33,505

Total assets	$13,755	$—	$33,505	$47,260

Liabilities
Warrant liability	$—	$—	$3,586	$3,586
Note payable	—	—	14,608	14,608

Total liabilities	$—	$—	$18,194	$18,194

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$17,666	$—	$—	$17,666
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$17,666	$—	$457	$18,123

The Company had no assets and liabilities measured at fair value on a non-recurring
basis as of September 30, 2021 and December 31, 2020.
The Company also has financial instruments not measured at fair value. The Company has evaluated cash and cash equivalents, Member advances, net, restricted cash, accounts payable, and accrued expenses, and believes the carrying value approximates the fair value due to the short-term nature of these balances. The fair value of the debt facility, convertible debt, and line of credit approximate their carrying values.

Marketable Securities:
The Company evaluated the quoted market prices in active markets for its marketable securities and has classified its securities as Level 1. The Company’s investments in marketable securities are exposed to price fluctuations. The fair value measurements for the securities are based upon the quoted prices of similar items in active markets multiplied by the number of securities owned.
Derivative Asset Related to Loans to Stockholders:
In relation to certain loans to stockholders, the Company purchased call options which grant the Company the right to acquire a fixed number of the Company’s common stock, par value $0.000001 per share (“Common Stock”), held by such stockholders over the exercise period (four years). However, the exercise price per share is not fixed. The approximate $3.273 exercise price per share increases by a nominal amount of approximately $0.005 for each month that lapses from the call option issuance date. As of September 30, 2021, the exercise price per share was approximately $3.408. The Company understands that this variability in the exercise price of the call option is tied to the passage of time, which is not an input to the fair value of the Company’s shares per ASC 815,
Derivatives and Hedging
(“ASC 815”). Therefore, the Company does not believe the call option meets the scope exception under ASC 815. As the scope exception is not met, the call option is accounted for as a derivative instrument. Accordingly, the call option is measured at fair value and presented as a derivative asset on loans to stockholders on the Company’s condensed consolidated balance sheets. Interest earned on the non-recourse
promissory notes will be reported as interest income and changes in the fair value of the call option will be reported as other income or expense in the period incurred. The call option is measured at fair value at the end of each reporting period with change in fair value recorded in earnings. The fair value of the call option as of September 30, 2021 and December 31, 2020, was approximately $33.5 million and $0.5 million, respectively.
A roll-forward of the Level 3 derivative asset on loans to stockholders is as follows (dollars in thousands):

Ending value at December 31, 2019	$457
Change in fair value during the period	—

Ending value at December 31, 2020	457
Amendment to loan to stockholder	5
Change in fair value during the period	33,043

Ending value at September 30, 2021	$33,505

The Company used a probability-weighted expected return method (“PWERM”) to weight the indicated call options value determined under the binomial option pricing model to determine the fair value of the call options. The following table presents the assumptions used to value the call options for the period ended September 30, 2021:

Expected volatility	57.0%
Risk-free interest rate	0.1—0.2%
Remaining term	0.1—1.8 Years
Warrant Liability Related to Debt Facility:
As discussed further in Note 7,
Long-Term Debt Facility
, in January 2021, the Company issued warrants contemporaneously with a debt facility that met the definition of a derivative under ASC 815. This warrant liability was initially recorded as a liability at fair value, with the offsetting entry recorded as a loan commitment fees asset. The derivative liability was subsequently recorded at fair value at each reporting period, with changes in fair value reflected in earnings. The loss related to the change in fair value of the warrant liability in the nine months ended September 30, 2021, was $3.5 million, which is presented within changes in fair value of warrant liability in the condensed consolidated statements of operations.

A roll-forward of the Level 3 warrant liability is as follows (dollars in thousands):

Opening value at December 31, 2020	$—
Initial fair value at the original issuance date	106
Change in fair value during the period	3,480

Ending value at September 30, 2021	$3,586

The Company used a PWERM to weight the indicated warrant liability value determined under the binomial option pricing model to determine the fair value of the warrant liability. The following table presents the assumptions used to value the warrant liability for the period ended September 30, 2021:

Expected volatility	57.0%
Risk-free interest rate	0.1—0.2%
Remaining term	0.1—1.7 Years
Note Payable:
As discussed in Note 6,
Note Payable
, the Company has elected to measure the note payable at fair value using the fair value option of ASC 825-10. The Company identified an embedded derivative related to a convertible feature in its promissory note and in accordance with ASC 815-15-25-1 criterion (b), since the Company has elected to apply the fair value option to the debt embedded features will not be separated from the debt host. The note payable is carried on the Company’s unaudited condensed consolidated balance sheet as a current liability estimated at fair value with changes in fair value reflected in earnings. The Company did not record any unrealized gain related to the change in fair value of the promissory note for the nine months ended September 30, 2021.
A roll-forward of the Level 3 promissory note is as follows (dollars in thousands):

Opening value at December 31, 2020	$—
Initial fair value at the original issuance date	14,608
Change in fair value during the period	—

Ending value at September 30, 2021	$14,608

The Company used a market yield approach to determine the fair value of the promissory note. The market yield assumption used to estimate the fair value of the promissory note as of September 30, 2021, was 3.73%.
There were no other assets or liabilities that were required to be measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020.

Fair Value of Financial Instruments
ASC 820,
Fair Value Measurement
(“ASC 820”), provides a single definition of fair value and a common framework for measuring fair value as well as disclosure requirements for fair value measurements used in financial statements. Under ASC 820, fair value is determined based upon the exit price that would be received by a company to sell an asset or paid by a company to transfer a liability in an orderly transaction between market participants, exclusive of any transaction costs. Fair value measurements are determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company uses the most advantageous market, which is the market from which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction costs. However, when using the most advantageous market, transaction costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement. ASC 820 creates a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below, with Level 1 having the highest priority and Level 3 having the lowest.
Level 1—Quoted prices in active markets for identical assets or liabilities.
Level 2—Observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active for identical or similar assets and liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Valuations are based on inputs that are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.
Following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019, using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3) (in thousands):

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$17,666	$—	$—	$17,666
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$17,666	$—	$457	$18,123

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$25,305	$—	$—	$25,305
Derivative asset on loans to stockholders	—	—	457	457

Total assets	$25,305	$—	$457	$25,762

The Company had no assets and liabilities measured at fair value on a non-recurring
basis as of December 31, 2020 and 2019.
The Company also has financial instruments not measured at fair value. The Company has evaluated cash and cash equivalents, Member advances, net, restricted cash, accounts payable, and accrued expenses and believes the carrying value approximates the fair value due to the short-term nature of these balances. The fair value of convertible notes payable and line of credit approximate its carrying value.
Marketable Securities:
The Company evaluated the quoted market prices in active markets for its marketable securities and has classified its securities as Level 1. The Company’s investments in marketable securities are exposed to price fluctuations. The fair value measurements for the securities are based upon the quoted prices of similar items in active markets multiplied by the number of securities owned.
Derivatives:
Derivative Liability Related to Convertible Notes
As discussed further in Note 9 Convertible Debt, Net, the Optional Conversion upon a Qualified Financing feature included in the 2018 Convertible Notes was deemed to be, in substance, a put option settleable in a variable number of shares, that met the definition of a derivative under ASC 815,
Derivatives and Hedging
(“ASC 815”). This derivative liability was accounted for separately from the 2018 Convertible Notes and was initially recorded as a liability at fair value, with the offsetting entry treated as a reduction to the carrying value of the 2018 Convertible Notes. The derivative liability was subsequently recorded at fair value at each reporting period, with changes in fair value reflected in earnings. The loss related to the change in fair value of the derivative liability in 2019 was $0.5 million (presented within other (income)/expense on the consolidated statement of operations). All 2018 Convertible Notes were converted to Series
B-2
preferred stock during 2019.

A roll-forward of the Level 3 derivative liability is as follows (dollars in thousands):

Opening value at January 1, 2019	$940
Change in fair value during the period	536
Conversion into Series B-2 preferred stock	(1,476)

Ending value at December 31, 2019	$—

The Company used a discounted cash flow valuation technique to determine the fair value of the derivative liability. Unobservable inputs include terms in years, calibrated risk premiums, option adjusted spreads and risk-free rates.

Unobservable Inputs	Range
Term (in years)	0.63 to 1.10
Calibrated risk premium	2.46% to 5.50%
Option adjusted spread	6.62% to 11.04%
Risk-free rate	1.87% to 2.62%
Derivative Asset Related to Loans to Stockholders
In relation to certain loans to stockholders, the Company purchased call options which grant the Company the right to acquire a fixed number of the Company’s common stock, par value $0.000001 per share (“Common Stock”), held by such stockholders over the exercise period (four years). However, the exercise price per share is not fixed. The approximate $3.273 exercise price per share increases by a nominal amount of approximately $0.005 for each month that lapses from the call option issuance date. As of December 31, 2020, the exercise price per share was approximately $3.362. The Company understands that this variability in the exercise price of the call option is tied to the passage of time, which is not an input to the fair value of the Company’s shares per ASC 815. Therefore, the Company does not believe the call option meets the scope exception under ASC 815. As the scope exception is not met, the call option is accounted for as a derivative instrument. Accordingly, the call option is measured at fair value and presented as a derivative asset on loans to stockholders on the Company’s consolidated balance sheets. Interest earned on the non-recourse
promissory notes will be reported as interest income and changes in the fair value of the call option will be reported as other income or expense in the period incurred. The call option is measured at fair value at the end of each reporting period with change in fair value recorded in earnings. The fair value of the call option as of December 31, 2020 and 2019, was approximately $0.5 million.
A roll-forward of the Level 3 derivative asset on loans to stockholders is as follows (dollars in thousands):

Opening value at January 1, 2019	$—
Initial fair value at the original issuance dates	457
Change in fair value during the period	—

Ending value at December 31, 2019	$457

Change in fair value during the period	—

Ending value at December 31, 2020	$457

The Company used a binomial option pricing model to determine the fair value of the call option. The following table presents the assumptions used to value the call options for the year ended December 31 2020:

Expected volatility	61.5%
Risk-free interest rate	0.2%
Remaining term	3.0 Years
There were no other assets or liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2020 and 2019.

Recent Accounting Standards

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted:
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on
Financial Instruments
(“ASU
2016-13”).
ASU
2016-13
introduced a new credit loss methodology, the Current Expected Credit Losses (“CECL”) methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to
maturity debt securities, trade receivables and other receivables measured at amortized cost at the time the financial asset is originated or acquired. Subsequent to the issuance of ASU
2016-13,
the FASB issued several additional ASUs to clarify implementation guidance, provide narrow-scope improvements and provide additional disclosure guidance. In November 2019, the FASB issued an amendment making this ASU effective for public companies for the fiscal year beginning after December 15, 2019. In February 2020, the FASB issued an amendment providing a description of the measurement process for current expected credit losses. Early adoption is permitted. The Company plans to adopt the standard on January 1, 2023, provided it remains an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended. The Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”),
as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. The amendments in ASU
2019-12
remove certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
also amends other aspects of the guidance to help simplify and promote consistent application of U.S. GAAP. This ASU is effective for public companies for annual periods beginning after December 15, 2020. Early adoption is permitted. The Company plans to adopt the standard on January 1, 2022, provided it remains an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended. The Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional guidance for accounting for contracts, hedging relationships, and other transactions affected by reference rate reform, if certain criteria are met. The provisions of this standard are available for election for all companies through December 31, 2022. The Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU 2020-06”).
The guidance
in ASU 2020-06 simplifies
the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. In addition, the amendments in the ASU 2020-06 also
simplify the guidance in ASC Subtopic
815-40,
Derivatives and Hedging: Contracts in Entity’s Own Equity
, by removing certain criteria that must be satisfied in order to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for as assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring use of the if-converted
method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments in ASU 2020-06 are
effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted. The guidance must be adopted as of the beginning of the fiscal year of adoption. The

Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial statements and related disclosures.
In May 2021, the FASB
issued ASU 2021-04,
 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and
Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40),
which addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. The amendment in this update are effective for all companies for annual periods beginning after December 15, 2021. The new standard will be effective for the Company on January 1, 2022. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial statements and related disclosures.
Recently Adopted Accounting Pronouncements:
In October 2020, the FASB issued ASU
2020-10,
Codification Improvements
(“Codification”). The update provides incremental improvements on various topics in the Codification to provide clarification, correct errors in, and simplification on a variety of topics. Among other things, the guidance includes presentation disclosures for the amount of income tax expense or benefit related to other comprehensive income. The amendments are effective for public entities in fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted the standard effective January 1, 2021. The Company has evaluated the effect that the updated standard had on its internal processes, condensed consolidated financial statements and related disclosures, and has determined that the adoption did not have a significant impact on its condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted:
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
ASU
2016-13
introduced a new credit loss methodology, the Current Expected Credit Losses (“CECL”) methodology, which requires earlier recognition of credit losses, while also providing additional transparency about credit risk. The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, held-to
maturity debt securities, trade receivables and other receivables measured at amortized cost at the time the financial asset is originated or acquired. Subsequent to the issuance of ASU
2016-13,
the FASB issued several additional ASUs to clarify implementation guidance, provide narrow-scope improvements and provide additional disclosure guidance. In November 2019, the FASB issued an amendment making this ASU effective for public companies for the fiscal year beginning after December 15, 2019. Early adoption is permitted. The Company plans to adopt the standard on January 1, 2023, provided it remains an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”),
as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes. The amendments in ASU
2019-12
remove certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
also amends other aspects of the guidance to help simplify and promote consistent application of U.S. GAAP. This ASU is effective for public companies for annual periods beginning after December 15, 2020. Early adoption is permitted. The Company plans to adopt the standard on January 1, 2022, provided it remains an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
In March 2020, the FASB issued ASU
No. 2020-04,
 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which provides optional guidance for accounting for contracts, hedging relationships, and other transactions affected by reference rate reform, if certain criteria are met. The provisions of this standard are available for election for all companies through December 31, 2022. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU 2020-06”).
The guidance
in ASU 2020-06 simplifies
the accounting for convertible debt and convertible preferred stock by removing the requirements to separately present certain conversion features in equity. In addition, the amendments in the ASU 2020-06 also
simplify the guidance in ASC Subtopic
815-40,
Derivatives and Hedging: Contracts in Entity’s Own Equity
, by removing certain criteria that must be satisfied in order to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for as assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring use of the if-converted
method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments in ASU 2020-06 are
effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted. The guidance must be adopted as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU
2020-10,
Codification Improvements
. The update provides incremental improvements on various topics in the Codification to provide clarification, correct errors in, and simplification on a variety of topics. Among other things, the guidance includes presentation disclosures for the amount of income tax expense or benefit related to other comprehensive income. The amendments are effective for public entities in fiscal years beginning after December 15, 2020, including interim periods within those fiscal years.

Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
In May 2021, the FASB
issued ASU 2021-04,
 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40),
which addresses issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options. The amendment in this update is effective for all companies for annual periods beginning after December 15, 2021. The new standard will be effective for the Company on January 1, 2022. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements and related disclosures.
Recently Adopted Accounting Pronouncements:
In July 2017, the FASB issued ASU
2017-11,
Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): Part 1—Accounting for Certain Financial Instruments with Down Round Features
(“ASU
2017-11”).
Part 1 of ASU
2017-11
addresses the complexity of accounting for certain financial instruments with down round features. Down round features are provisions in certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. The Company adopted the standard effective January 1, 2019. The Company has evaluated the effect that the updated standard had on its internal processes, consolidated financial statements and related disclosures, and has determined that the adoption did not have a significant impact on its consolidated financial statements and related disclosures.
In August 2018, the FASB issued ASU
2018-13,
Changes to the Disclosure Requirements for Fair Value Measurement
, which modifies certain disclosure requirements on fair value measurements. The Company adopted the standard effective January 1, 2020. The Company has evaluated the effect that the updated standard had on its internal processes, consolidated financial statements and related disclosures, and has determined that the adoption did not have a significant impact on its consolidated financial statements and related disclosures.

Revenue Recognition
Revenue Recognition
Service Based Revenue, Net:
Service based revenue, net primarily consists of tips, express processing fees, and subscriptions charged to Members, net of processor costs associated with advance disbursements. Member advances are treated as financial receivables under Accounting Standards Codification (“ASC”) 310 Receivables (“ASC 310”).
The Company encourages but does not contractually require its Members who receive a cash advance to leave a discretionary tip. The Company treats tips as an adjustment of yield to the advances and are recognized over the average term of advances.
Express processing fees apply when a Member requests an expedited cash advance. At the Member’s election, the Company expedites the funding of advance funds within eight hours, as opposed to the customary three business days, of the advance request. Express fees are nonrefundable loan origination fees and are recognized as revenues over the expected contractual term of the advance.

Costs incurred by the Company to fund cash advances are treated as direct loan origination costs. These direct loan origination costs are netted against advance-related income over the expected contractual term of the advance. Direct origination costs recognized as a reduction of advance-related income during the periods ended September 30, 2021 and 2020, was $2.9 million and $2.6 million, respectively.
The Company accounts for subscriptions in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”). Under ASC 606, the Company must identify the contract with a Member, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the Company satisfies the performance obligations. The Company’s primary sources of revenue are derived from fees earned on advances, and other financial instruments that are not within the scope of ASC 606. The Company has evaluated the nature of its contracts with Members and determined that further disaggregation of revenue from contracts with Members into categories beyond what is presented in the condensed consolidated statements of operations was not necessary. For revenue sources that are within the scope of Topic 606, the Company fully satisfies its performance obligations and recognizes revenue in the period it is earned as services are rendered. Transaction prices are typically fixed, charged on a periodic basis or based on activity. Because performance obligations are satisfied as services are rendered and the transaction prices are fixed, there is little judgment involved in applying ASC 606 that significantly affects the determination of the amount and timing of revenue from contracts with the Company’s Members. Sources of revenue from contracts with Members that are in the scope of ASC 606 include subscription fees, lead generation fees, and reward program fees.
Subscription fees of $1 are received on a monthly basis from Members who subscribe to the Company’s application. The Company continually fulfills its obligation to each Member over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. The Company recognizes revenue ratably as the Member receives and consumes the benefits of the platform throughout the contract period.
Price concessions granted to Members who have insufficient funds when subscription fees are due are forms of variable consideration under the Company’s contracts with Members. For price concessions, the Company has elected, as an accounting policy, to account for price concessions for the month at the end of the reporting month based on the actual amount of concessions granted as the impact.
Service based revenue also consists of lead generation fees from the Company’s Side Hustle advertising partners. The Company is entitled to receive these lead generation fees when Members of the application sign up for jobs with the Company’s various partners. Lead generation contracts contain a single performance obligation. Lead generation revenue is recognized at a point in time upon satisfaction and completion of the single performance obligation. The Company also receives cash monthly as part of a rewards program for those Dave debit card Members who choose to spend funds with selected vendors. The cash received by the Company is recorded as unearned revenue and recognized as revenue as the subscription credits are earned by the Members.
Transaction Based Revenue, Net:
Transaction based revenue, net primarily consists of interchange and ATM revenues from Dave’s Checking Product, net of
ATM-related
fees, and are recognized at the point in time the transactions occur, as the performance obligation is satisfied.
ATM-related
fees recognized as a reduction of transaction based revenue during the periods ended September 30, 2021 and 2020, was $0.6 million and $0.03 million, respectively.

Revenue Recognition
Service Based Revenue, Net:
Service based revenue, net primarily consists of tips, express processing fees, and subscriptions charged to Members, net of processor costs associated with advance disbursements.
Member advances are treated as financial receivables under ASC 310 Receivables (“ASC 310”). Advance-related income is reported net of direct loan origination costs.
The Company encourages but does not contractually require its Members who receive a cash advance to leave a discretionary tip. The Company treats tips as an adjustment of yield to the advances and are recognized over the average term of advances.
Express processing fees apply when a Member requests an expedited cash advance. At the Member’s election, the Company expedites the funding of advance funds within eight hours, as opposed to the customary three business days, of the advance request. Express fees are nonrefundable loan origination fees and are recognized as revenues over the expected contractual term of the advance.

Costs incurred by the Company to fund cash advances are treated as direct loan origination costs. These direct loan origination costs are netted against advance-related income over the expected contractual term of the advance. Direct origination costs recognized as a reduction of advance-related income during the years ended December 31, 2020 and 2019, was $3.6 million and $2.1 million, respectively.
The Company accounts for subscriptions in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”). Under ASC 606, the Company must identify the contract with a Member, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the Company satisfies the performance obligations. The Company’s primary sources of revenue are derived from fees earned on advances, and other financial instruments that are not within the scope of ASC 606. The Company has evaluated the nature of its contracts with Members and determined that further disaggregation of revenue from contracts with Members into categories beyond what is presented in the consolidated statements of operations was not necessary. For revenue sources that are within the scope of Topic 606, the Company fully satisfies its performance obligations and recognizes revenue in the period it is earned as services are rendered. Transaction prices are typically fixed, charged on a periodic basis or based on activity. Because performance obligations are satisfied as services are rendered and the transaction prices are fixed, there is little judgment involved in applying ASC 606 that significantly affects the determination of the amount and timing of revenue from contracts with the Company’s Members. Sources of revenue from contracts with Members that are in the scope of ASC 606 include subscription fees, lead generation fees and reward program fees.
Subscription fees of $1 are received on a monthly basis from Members who subscribe to the Company’s application. The Company continually fulfills its obligation to each Member over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. The Company recognizes revenue ratably as the Member receives and consumes the benefits of the platform throughout the contract period.
Price concessions granted to Members who have insufficient funds when subscription fees are due are forms of variable consideration under the Company’s contracts with Members. For price concessions, the Company has elected, as an accounting policy, to account for price concessions for the month at the end of the reporting month based on the actual amount of concessions granted as the impact.
Service based revenue also consists of lead generation fees from the Company’s Side Hustle advertising partners. The Company is entitled to receive these lead generation fees when Members of the application sign up for jobs with the Company’s various partners. Lead generation contracts contain a single performance obligation. Lead generation revenue is recognized at a point in time upon satisfaction and completion of the single performance obligation. The Company also receives cash monthly as part of a rewards program for those Dave debit card Members who choose to spend funds with selected vendors. The cash received by the Company is recorded as unearned revenue and recognized into revenue as the subscription credits are earned by the Members.
Transaction Based Revenue, Net:
Transaction based revenue, net primarily consists of interchange and ATM revenues from Dave’s Checking Product and are recognized at the point in time the transactions occur, as the performance obligation is satisfied.

Processing and Servicing Fees
Processing and Servicing Fees
Processor fees consist of fees paid to the Company’s processors for the recovery of advances, tips, processing fees, and subscriptions. These expenses also include fees paid for services to connect Member’s bank accounts to the Company’s application. Aside from processing and service fees associated with advance disbursements, all other processing and service fees are expensed as incurred are expensed as incurred.

Restricted Cash
Restricted Cash
Restricted cash primarily represents cash held at financial institutions that is pledged as collateral for specific accounts that may become overdrawn. At December 31, 2020 and 2019, the Company had restricted cash in the amounts of $0.3 million and $0.1 million, respectively.

Marketable Securities
Marketable Securities
Marketable securities consist of a money market mutual fund. The fair value of marketable securities is determined by quoted prices in active markets and changes in fair value are recorded in other (income) expense in the statement of operations.

Member Advances
Member Advances
Member advances include
non-recourse
cash advances, fees, and tips, net of certain direct origination costs and allowance for unrecoverable advances. Management’s intent is to hold advances until maturity or payoff. Members’ cash advances are treated as financial receivables under ASC 310.

Advances to Members are not interest-bearing. The Company recognizes these advances at the advanced amount and does not use discounting techniques to determine present value of advances due to their short-term average maturity. The consequent discount impact under the imputed interest rate method does not result in a significant impact to the consolidated financial statements.
The Company does not provide modifications to Member advances.

Member Advances
Member advances include
non-recourse
cash advances, fees, and tips net of certain direct origination costs and allowance for unrecoverable advances. Management’s intent is to hold advances until maturity or payoff. Members’ cash advances are treated as financial receivables under ASC 310.
Advances to Members are not interest-bearing. The Company recognizes these advances at face value and does not use discounting techniques to determine present value of advances due to their short-term average maturity. The consequent discount impact under the imputed interest rate method does not result in a significant impact to the financial statements.
The Company does not provide modifications to Member advances.

Allowance for Unrecoverable Advances
Allowance for Unrecoverable Advances
The Company maintains an allowance for unrecoverable advances at a level estimated to be adequate to absorb credit losses inherent in the outstanding Member advances. Management currently estimates the allowance balance required using historical loss and collections experience, and, if relevant, the nature and volume of the portfolio, economic conditions, and other factors. Interpretations of the nature and volume of the portfolio and projections of future economic conditions involve a high degree of subjectivity. Changes to the allowance have a direct inpact on the provision for unrecoverable advances in the condensed consolidated statements of operations.
The Company considers advances over 120 days past due or which become uncollectible based on information available to the Company as impaired. All impaired advances are deemed uncollectible and subsequently written-off
and are a direct reduction to the allowance for unrecoverable advances. Subsequent recoveries of Member advances written-off,
if any, are recorded as a reduction to Member advances when collected, resulting in a reduction to the allowance for unrecoverable advances and a corresponding reduction to the provision for unrecoverable advances expense in the condensed consolidated statements of operations.

Allowance for Unrecoverable Advances
The Company maintains an allowance for unrecoverable advances at a level estimated to be adequate to absorb credit losses inherent in the outstanding Member advances. Management currently estimates the allowance balance required using historical loss and collections experience, and, if relevant, the nature and volume of the portfolio, economic conditions, and other factors. Interpretations of the nature and volume of the portfolio and projections of future economic conditions involve a high degree of subjectivity. Changes to the allowance have a direct impact on the provision for unrecoverable advances in the consolidated statements of operations.
The Company considers advances over 120 days past due or which become uncollectible based on information available to the Company as impaired. All impaired advances are deemed uncollectible and subsequently written-off
and are a direct reduction to the allowance for unrecoverable advances. Subsequent recoveries of Member advances written-off,
if any, are recorded as a reduction to Member advances when collected, resulting in a reduction to the allowance for unrecoverable advances and a corresponding reduction to the provision for unrecoverable advances expense in the consolidated statements of operations.

Internally Developed Software
Internally Developed Software
Internally developed software is capitalized when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be used as intended. Capitalized costs consist of salaries and other compensation costs for employees incurred for time spent on upgrades and enhancements to add functionality to the software and fees paid to third-party consultants who are directly involved in development efforts. These capitalized costs are included on the condensed consolidated balance sheets as intangible assets, net. Other costs are expensed as incurred and included within Other general and administrative expenses in the condensed consolidated statements of operations. Capitalized costs for the nine month periods ended September 30, 2021 and 2020, were approximately $3.9 million and $2.8 million, respectively.
Amortization of internally developed software commences when the software is ready for its intended use (i.e., after all substantial testing is complete). Internally developed software is amortized over its estimated useful life of 3 years. Amortization expense for the nine month periods ended September 30, 2021 and 2020, was approximately $1.9 million and $1.1 million, respectively.

Internally Developed Software
Internally developed software is capitalized when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be used as intended. Capitalized costs consist of salaries and other compensation costs for employees incurred for time spent on upgrades and enhancements to add functionality to the software and fees paid to third-party consultants who are directly involved in development efforts. These capitalized costs are included on the consolidated balance sheets as intangible assets, net. Other costs are expensed as incurred and included within Other operating expenses in the consolidated statements of operations.
Amortization of internally developed software commences when the software is ready for its intended use (i.e., after all substantial testing is complete). Internally developed software is amortized over its estimated useful life of 3 years.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation. Property and equipment are recorded at cost and depreciated over the estimated useful lives ranging from 3 to 7 years using the straight-line method. Maintenance and repair costs are charged to operations as incurred and included within Other operating expenses in the consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the impairment of long-lived assets, primarily property and equipment and amortizable intangible assets, whenever events or changes in business circumstances indicate that carrying amounts of the assets may not be fully recoverable. If the sum of the expected undiscounted future cash flows from an asset is less than the carrying amount of the asset, the Company estimates the fair value of the assets. The Company measures the loss as the amount by which the carrying amount exceeds its fair value calculated using the present value of estimated net future cash flows.

Fair Value of Common Stock
Fair Value of Common Stock
The Company is required to estimate the fair value of the Common Stock underlying the Company’s share-based awards. The fair value of the Common Stock underlying the Company’s stock-based awards has been determined, in each case, based on a valuation model as discussed further below, and was approved by the Company’s Board of Directors. The Company’s Board of Directors intends all stock options granted to be exercisable at a price per share not less than the fair value per share of the ordinary share underlying those stock options on the date of grant.
In the absence of a public market for the Common Stock, the valuation of the Common Stock has been determined using a market approach, income approach, and subject company transaction method. The allocation of equity value was determined using the option pricing method. The valuation was performed in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The Company considered various objective and subjective factors to determine the fair value of its Common Stock as of each grant date, including:

•	Historical financial performance;

•	The Company’s business strategy;

•	Industry information, such as external market conditions and trends;

•	Lack of marketability of the Common Stock;

•
Likelihood of achieving a liquidity event, such as an initial public offering, special-purpose acquisition company (“SPAC”) merger, or strategic sale given prevailing market conditions and the nature and history of the Company’s business;

•	Prices, privileges, powers, preferences, and rights of our convertible preferred stock relative to those of the Common Stock;

•	Forecasted cash flow projections for the Company;

•	Illiquidity of stock-based awards involving securities in a private company; and

•	Macroeconomic conditions.
The assumptions underlying these valuations represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment. The probability of a liquidity event and the derived discount rate are significant assumptions used to estimate the fair value of the Common Stock. If the Company had used different assumptions or estimates, the fair value of the Common Stock and the Company’s stock-based compensation expense could have been materially different.
During 2019 and 2020, the Company’s estimated fair value of its Common Stock remained relatively consistent, fluctuating between $0.935 per share as of August 5, 2019 (“August 2019 Valuation”), and $0.981 per share as of August 30, 2020 (“August 2020 Valuation”). The August 2019 Valuation and August 2020 Valuation utilized the income and market approaches in estimating the fair value.
In 2021, the Company’s management team contemplated a SPAC merger (refer to Note 1,
Business and Basis of Presentation
), which was incorporated in a June 7, 2021 valuation that resulted in a fair value for the Company’s Common Stock of $8.67 per share as of June 7, 2021 (“June 2021 Valuation”). The June 2021 Valuation used the hybrid method, wherein a PWERM incorporated an expected near term SPAC exit scenario as well as an option pricing model (“OPM”).
The increase in the fair value of Dave’s common stock between the August 2019 Valuation and August 2020 Valuation and the June 2021 Valuation was due to the Company’s progress towards completing the SPAC merger that was not known or knowable at the earlier valuation dates.

Fair Value of Common Stock
The Company is required to estimate the fair value of the Common Stock underlying the Company’s share-based awards. The fair value of the Common Stock underlying the Company’s stock-based awards has been determined, in each case, based on a valuation model as discussed further below, and was approved by the Company’s Board of Directors. The Company’s Board of Directors intends all stock options granted to be exercisable at a price per share not less than the fair value per share of the ordinary share underlying those stock options on the date of grant.
In the absence of a public market for the Common Stock, the valuation of the Common Stock has been determined using a market approach and subject company transaction method. The allocation of equity value was determined using the option pricing method. The valuation was performed in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The Company considered various objective and subjective factors to determine the fair value of its Common Stock as of each grant date, including:

•	Historical financial performance;

•	The Company’s business strategy;

•	Industry information, such as external market conditions and trends;

•	Lack of marketability of the Common Stock;

•
Likelihood of achieving a liquidity event, such as an initial public offering, special-purpose acquisition company (“SPAC”) merger, or strategic sale given prevailing market conditions and the nature and history of the Company’s business;

•	Prices, privileges, powers, preferences and rights of the Company’s convertible preferred stock relative to those of the Common Stock;

•	Forecasted cash flow projections for the Company;

•	Illiquidity of stock-based awards involving securities in a private company; and

•	Macroeconomic conditions.
The assumptions underlying these valuations represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment. The probability of a liquidity event and the derived discount rate are significant assumptions used to estimate the fair value of the Common Stock. If the Company had used different assumptions or estimates, the fair value of the Common Stock and the Company’s stock-based compensation expense could have been materially different.

During 2019 and 2020, the Company’s estimated fair value of its Common Stock remained relatively consistent, fluctuating between $0.935 per share as of August 5, 2019 (“August 2019 Valuation”) and $0.981 per share as of August 30, 2020 (“August 2020 Valuation”). The August 2019 Valuation and August 2020 Valuations utilized the income and market approaches in estimating the fair value.

Convertible Debt
Convertible Debt
The Company accounts for convertible notes in accordance with ASC Topic
470-20,
Debt with Conversion and Other Options.
Convertible notes are classified as liabilities measured at amortized cost, net of debt discounts from the allocation of proceeds. Interest expense is recognized using the effective interest method over the expected term of the debt instrument pursuant to ASC Topic 835,
Interest
.
As discussed further in Note 9 Convertible Debt, Net, the Company issued 2018 convertible promissory notes (“2018 Convertible Notes”) and 2019 convertible promissory notes (“2019 Convertible Notes”) in 2018 and 2019, respectively.

Leases
Leases
ASC 842,
Leases
(“ASC 842”) requires lessees to recognize most leases on the balance sheet with a corresponding right-of-use
asset.
Right-of-use
assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Right-of-use
assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of fixed lease payments over the lease term. Leases are classified as financing or operating which will drive the expense recognition pattern. Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.
The Company leases office space under four separate leases, all of which are considered operating leases. One lease includes the option to renew and the exercise of the renewal option is at the Company’s sole discretion. Options to extend or terminate a lease are considered as part of calculating the lease term to the extent that the option is reasonably certain of exercise. The leases do not include the options to purchase the leased property. The depreciable life of assets and leasehold improvements are limited by the expected lease term. Covenants imposed by the leases include letters of credit required to be obtained by the lessee.
The incremental borrowing rate (“IBR”) represents the rate of interest the Company would expect to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. When determinable, the Company uses the rate implicit in the lease to determine the present value of lease payments. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.

Loans to Stockholders
Loans to Stockholders
In 2019, the Company entered into loan, pledge, and option agreements with various employees, who are also stockholders, to provide those employees cash in exchange for non-recourse
promissory notes and call options, which allow the Company to acquire shares held by these stockholders. Following ASC 310, the Company recorded the note as a reduction to shareholders’ equity and will do so until it is repaid, or the associated call option is exercised and the Company reacquires the collateralized shares. Interest earned and accrued on the notes also increases this contra-equity account balance.

Loans to Stockholders
In 2019, the Company entered into loan, pledge, and option agreements with various employees, who are also stockholders, to provide those employees cash in exchange for non-recourse
promissory notes and call options, which allow the Company to acquire shares held by these stockholders. Following ASC 310, the Company recorded the note as a reduction to shareholders’ equity and will do so until it is repaid, or the associated call option is exercised and the Company reacquires the collateralized shares. Interest earned and accrued on the notes also increases this contra-equity account balance.

Stock-Based Compensation
Stock-Based Compensation
Stock Option Awards:
ASC 718,
Compensation-Stock Compensation
(“ASC 718”), requires the estimate of the fair value of all share-based payments to employees, including grants of stock options, to be recognized in the statement of operations over the requisite service period. Under ASC 718, employee option grants are generally valued at the grant date and those valuations do not change once they have been established. The fair value of each option award is estimated on the grant date using the Black-Scholes Option Pricing Model. As allowed by ASC 718, the Company’s estimate of expected volatility is based on its peer company average volatilities, including industry, stage of life cycle, size, and financial leverage. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant valuation. The Company recognizes forfeitures as they occur.
Restricted Stock Awards:
Restricted stock awards (“RSAs”) are valued on the grant date and the fair value of the RSAs is equal to the estimated fair value of the Company’s Common Stock on the grant date. This compensation cost is recognized over the requisite service period. When the requisite service period begins prior to the grant date (because the service inception date occurs prior to the grant date), the Company is required to begin recognizing compensation cost before there is a measurement date (i.e., the grant date). The service inception date is the beginning of the requisite service period. If the service inception date precedes the grant date, accrual of compensation cost for periods before the grant date shall be based on the fair value of the award at the reporting date. In the period in which the grant is approved, cumulative compensation cost is adjusted to reflect the cumulative effect of the compensation cost based on fair value at the grant date rather than the service inception date. The Company recognizes forfeitures as they occur.
RSAs Issued to
Non-Employees:
The Company issues shares of restricted stock to consultants for various advisory and consulting related services. The Company recognized this expense, measured as the estimated value of the shares issued, as a component of stock-based compensation expense, presented within compensation and benefits in the consolidated statements of operations.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred. Advertising expense for the nine months ended September 30, 2021 and 2020, was approximately $34.1 million and $21.4 million, respectively, and is presented within advertising and marketing in the condensed consolidated statements of operations.

Advertising Costs
Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2020 and 2019, was approximately $38.0 million and $22.9 million, respectively, and is presented within advertising and marketing in the consolidated statements of operations.

Segment Information
Segment Information
The Company determines its operating segments based on how its chief operating decision makers manage operations, make operating decisions, and evaluate operating performance. The Company has determined that the Chief Operating Decision Maker (“CODM”) is a joint role shared by is the Chief Executive Officer and Chief Financial Officer. Based upon the way the CODM reviews financial information and makes operating decisions and considering that the CODM reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance, the service-based and transaction-based operations constitute a single operating segment and one reportable segment.

Segment Information
The Company determines its operating segments based on how its chief operating decision makers manage operations, make operating decisions and evaluate operating performance. The Company has determined that the Chief Operating Decision Maker, or “CODM”, is a joint role shared by the Chief Executive Officer and Chief Financial Officer. Based upon the way the CODM reviews financial information and makes operating decisions and considering that the CODM reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance, the service-based and transaction-based operations constitute a single operating segment and one reportable segment.

VPC Impact Acquisition Holdings III, Inc [Member]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company has access to funds from the Sponsor and the Sponsor has the financial wherewithal to provide such funds that are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Proposed Public Offering or one year from the date of issuance of these financial statements.

Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to
Form 10-Q
and Article 8 of
Regulation S-X
of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed consolidated or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering as filed with the SEC on March 8, 2021. The interim results for the three months ended September 30, 2021 and for the period from January 14, 2021 (inception) through September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future periods.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business
Startups
Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable t
o
 other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of legal, accounting and other costs incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to stockholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Offering Costs
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to warrant liabilities were expensed as incurred in the condensed consolidated statements of operations. Offering costs associated with the Class A common stock issued were charged to stockholders’ equity upon the completion of the Initial Public Offering. Offering costs amounting to

$13,786,001 were charged to stockholders’ equity upon the completion of the Initial Public Offering, and $600,570 of the offering costs were related to the warrant liabilities and cha
r
ged to the statement of operations.

Warrant Liability
Warrant Liabilities
We do not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. We evaluate all of our
financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815 We account for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to our own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the statements of operations.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption, if any, are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021, 25,376,598 shares of Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s unaudited condensed consolidated balance sheet.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable Class A common stock resulted in charges against additional paid-in
capital and accumulated deficit.

At September 30, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$253,765,980
Less:
Proceeds allocated to Public Warrants	$(10,340,965)
Class A common stock issuance costs	$(13,786,000)
Plus:
Accretion of carrying value to redemption value	$24,126,965
Class A common stock subject to possible redemption	$253,765,980

Net Loss per Common Share
Net Loss Per Common Share
Net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period, excluding common stock subject to forfeiture. Weighted average shares at January 22, 2021 were reduced for the effect of an aggregate of 843,750 shares of common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). At January 22, 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Net Income (Loss) per Common Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net income (loss) per share of Class A common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock for the period. The Company applies the two-class
method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 16,516,041 shares of Class A common stock in the aggregate. As of September 30, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted net loss per share is the same as basic net loss per share for the periods presented.

	Three Months Ended September 30, 2021		For the Period from January 14, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common shares
Numerator:
Allocation of net loss, as adjusted	$(2,141,472)	$(535,368)	$(5,990,311)	$(1,815,599)
Denominator:
Basic and diluted weighted average common shares outstanding	25,376,598	6,344,150	20,481,452	6,207,710
Basic and diluted net loss per common shares	$(0.08)	$(0.08)	$(0.29)	$(0.29)

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed to be de minimis as of January 22, 2021.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for the interest and penalties as of January 22, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The provision for income taxes was deemed to be de minimis for the period from January 14, 2021 (inception) through January 22, 2021.

Income Taxes
The Company follows the asset and liability method of accou
n
ting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement’s carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed to be de minimis as of September 30, 2021.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for the interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed to be de minimis for the periods ended September 30, 2021.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximate the carrying amounts represented in the accompanying condensed consolidated balance sheet, primarily due to their short-term nature.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or
not net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recent Accounting Standards
Recent Accounting Standards
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recent Accounting Standards
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) 2020-06, Debt—Debt
with Conversion and Other Options
(Subtopic 470-20) and
Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic 815-40) (“ASU 2020-06”) to
simplify accounting for certain financial instruments.
ASU 2020-06 eliminates
the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity.
ASU 2020-06 amends
the diluted earnings per share guidance, including the requirement to use the if-converted method
for all convertible instruments.
ASU 2020-06 is
effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that
ASU 2020-06 would
have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.